Cash and Cash Equivalents and Pledged Bank Deposits (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Restricted bank deposits	$ 34,986	$ 34,542